Commitments and Contingencies - Additional Information (Details) gal in Millions, $ in Millions				9 Months Ended
	Sep. 10, 2026 USD ($)	Sep. 12, 2025 USD ($)	Apr. 24, 2024 Claim Improvement	Sep. 30, 2026 USD ($)	Oct. 23, 2026 USD ($)	Feb. 18, 2026 lawsuit	Dec. 31, 2025 USD ($) Customer	Oct. 09, 2025 a	Aug. 14, 2025 a	May 21, 2025 USD ($)	May 09, 2025 a	Jun. 14, 2024 lawsuit	Dec. 20, 2023 lawsuit	Dec. 11, 2023 Standard	Dec. 06, 2023 USD ($)	Nov. 11, 2023 Customer	Nov. 10, 2023 Customer	Apr. 28, 2023 USD ($)	Dec. 05, 2022 USD ($)	Oct. 31, 2022 gal	Feb. 28, 2021 Parcel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 Agreement
Commitments And Contingencies [Line Items]
Loss contingency, probable loss				$ 11.0
Daily production, number of gallons related to desalinated water | gal																				6.4
Initial daily production, number of gallons related to desalinated water | gal																				4.8
Number of dismissed claims | Claim			1
Settlement payments received				235.0
Total escrow account funds held in law firm				108.0
Maximum amount of settlement 0f general liabilities insurance carriers				9.0
Maximum amount of obligation				7.0
Maximum amount of loss in contingencies				1.0
Regulatory liability				137.0
Litigation settlement, amount awarded from other party, escrow, transfers				126.0
Settlement amount preliminarily approved	$ 149.0
Cal Am
Commitments And Contingencies [Line Items]
Number of agreements, void | Agreement																									4
Number of agreements | Agreement																									5
Number of agreements, valid | Agreement																									1
Dunbar | WVPSC
Commitments And Contingencies [Line Items]
Litigation settlement, amount awarded to other party		$ 5.0
Dunbar | WVAWC
Commitments And Contingencies [Line Items]
Loss contingency, probable loss				5.0
Litigation settlement, proposed maximum pre-tax amount		18.0
Litigation settlement, amount awarded to other party		$ 5.0
Loss contingency, probable loss, net of tax				4.0
West Virginia | WVAWC
Commitments And Contingencies [Line Items]
Number of customers for whom a precautionary boil water advisory was issued to | Customer																300
Number of customers who completed claim process | Customer							594
Natural gas outage inconvenience per household, average amount paid							$ 1,500.0
West Virginia | Mountaineer Gas Company
Commitments And Contingencies [Line Items]
Number of customer serving (over) | Customer																	220,000
Number of customer affected by loss of natural gas service | Customer																	1,500
West Virginia | Mountaineer Gas Company and WVAWC
Commitments And Contingencies [Line Items]
Number of pending lawsuits | lawsuit						4						4
Number of pending lawsuits with answers provided for | lawsuit													3
Number of recommended operational improvements | Improvement			3
Monterey | Cal Am
Commitments And Contingencies [Line Items]
Water supply projected area | a								2,500	2,600		2,500
Potential condemnation, asset value																						$ 513.0
Potential condemnation, parcels of land | Parcel																					58
Potential condemnation, number of statutory standards incorrectly applied by agency | Standard														2
Potential condemnation, offer rejection amount																		$ 448.8
Monterey | Cal Am | SWRCB
Commitments And Contingencies [Line Items]
Approved cost estimates					$ 825.0																		$ 279.0
Aggregate costs				371.0
Allowance for funds used during construction				123.0
Cost cap for proposed facilities, final																			$ 62.0
Cost cap for extraction wells										$ 11.0
Maximum
Commitments And Contingencies [Line Items]
Loss contingency, possible loss				$ 9.0
Maximum | West Virginia | WVAWC
Commitments And Contingencies [Line Items]
Natural gas outage inconvenience per household, amount															$ 2,000.0
Maximum | Monterey | Cal Am | SWRCB
Commitments And Contingencies [Line Items]
Approved recovery amount																			$ 123.0					$ 50.0